RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Parenthetical) (Detail) MOP$ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MOP (MOP$)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Security deposit received, current	$ 91,438		$ 118,117
Security deposit received, noncurrent	6,290		$ 4,115
Irad Imaging and Diagnostic Medical Center Ltd [Member] | Transactions with affiliated companies [Member] | Security Deposit Received [Member]
Related Party Transaction [Line Items]
Security deposit received	1,953	MOP$ 15,652
Irad Imaging and Diagnostic Medical Center Ltd [Member] | Transactions with affiliated companies [Member] | Security Deposit Received [Member] | Current Portion [Member]
Related Party Transaction [Line Items]
Security deposit received, current	459	3,679
Irad Imaging and Diagnostic Medical Center Ltd [Member] | Transactions with affiliated companies [Member] | Security Deposit Received [Member] | Noncurrent portion [Member]
Related Party Transaction [Line Items]
Security deposit received, noncurrent	$ 1,494	MOP$ 11,973